FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Financial Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Derivatives
Financial Liabilities Offsetting
Gross Liabilities	$ (3,011)	$ (1,776)
Gross Assets Offset	2,737	1,643
Net Amounts Presented	(274)	(133)
Accounts Payable
Financial Liabilities Offsetting
Gross Liabilities	(2,385)	(2,532)
Gross Assets Offset	1,398	1,289
Net Amounts Presented	(987)	(1,243)
Financial liabilities
Financial Liabilities Offsetting
Gross Liabilities	(5,396)	(4,308)
Gross Assets Offset	4,135	2,932
Net Amounts Presented	$ (1,261)	$ (1,376)